SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT	12 Months Ended
Dec. 31, 2013
SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT
SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT

9.                                      SHORT-TERM INVESTMENTS AND EQUITY METHOD INVESTMENT-CURRENT

Short-term investments

As of December 31, 2012 and 2013, the Company held following short-term investments:

	As of December 31, 2012			As of December 31, 2013
		Gross			Gross	Other-than
		unrealized	Carrying		unrealized	-temporary	Carrying
	Cost	gains	amount	Cost	gain	impairment	amount

Available-for-sale:
Equity securities (i)	$54,557	$28,888	$83,445	$77,506	$160,288	—	$237,794
Corporate bonds (ii)	62,276	1,324	63,600	64,818	187	(2,098)	62,907

Total	$116,833	$30,212	$147,045	$142,324	$160,475	$(2,098)	$300,701

	Year ended December 31, 2013		As of December 31, 2013
		Fair value	Carrying
	Cost	change	amount
Derivative financial instrument:
Interest rate swaption (iv)	$1,999	$(705)	$1,294

Total	$1,999	$(705)	$1,294

The following table provides additional information on the realized gains and losses of the Company for the years ended December 31, 2011, 2012, and 2013.  For the purposes of determining gross realized gains, the cost of securities sold is based on specific identification.

	Year ended December 31, 2011			Year ended December 31, 2012			Year ended December 31, 2013
	Proceeds	Costs	Gains	Proceeds	Costs	Gains (losses)	Proceeds	Costs	Gains (losses)

Equity securities (i)	$72,390	$21,506	$50,884	$6,097	$6,229	$(132)	$81,456	$25,950	$55,506
Corporate bonds (ii)	14,101	14,074	27	73,742	71,887	1,855	37,502	37,240	262
Call options (iii)	—	—	—	1,297	—	1,297	959	—	959
Interest rate swaptoin (iv)	—	—	—	—	—	—	—	—	(705)

Total	$86,491	$35,580	$50,911	$81,136	$78,116	$3,020	$119,917	$63,190	$56,022

(i)       Equity securities

The Company purchased two US listed companies (“the investees”) stocks in 2012 at a cost of $60,786.  In 2012, the Company sold partial of the equity securities with stocks of the cost of $6,229 of the investments and recognized $1,165 realized gain on short-term investment in the statement of operations.

The Company purchased more stocks of one of the investees in 2013 at a cost of $48,899. The Company sold partial of one of the investees stocks and all of the other at cost of $25,950 and recognized $55,506 realized gain on short-term investment in the statement of operations.

(ii)                      Corporate bonds

In 2012, the Company purchased additional corporate bonds from a bank at cost of $79,891 and classified such investment as available-for-sale securities.

In 2013, the Company purchased more corporate bonds from two banks at cost of $39,782 and classified such investment as available-for-sale securities. A portion of corporate bonds, which was subsequently sold at a loss after balance sheet date, was impaired because of the change of fair value. Since the Company did not have the intent and ability to hold these corporate bonds until forecasted recovery as of December 31, 2013, $2,098 was recognized as an impairment loss in accordance with the difference between the investment’s cost and its fair value at the balance sheet date.

(iii)                     Call options

In April 2012, the Company entered into several agreements to sell call options on stocks of a US listed company through an overseas bank. Total premium of $1,297 was received.  The call options expired in June 2012 without being exercised and no additional proceeds were received. In October 2013, the Company entered into several agreements to sell call options on stocks of a US listed company through an overseas bank.  The call options were accounted for as derivatives and marked to market at each period end through statements of operations.  Total premium of $959 was received.  The call options expired in November 2013 without being exercised and no additional proceeds were received. There were no such call options outstanding as of December 31, 2012 and 2013.

(iv)                    Interest rate swaption

In December 2013, the Company entered into an interest rate swaption agreement with an oversea bank, providing the Company with the right but not the obligation to enter into an interest rate swap on December 18, 2014.  The Company paid a premium of $1,999 and did not designate or account for the swaption as a hedge. The change in the market value of the swaption amounting to $705 was recognized as a realized loss in the year ended December 31, 2013.

Equity method investment-current

As described in Note 4, the Company deconsolidated Nuomi’s financial statements from the Company’s consolidated financial statements at October 26, 2013 and subsequently disposed its equity method investment in Nuomi Inc in February 2014. As such, as of December 31, 2013, the Company treated the operations of Nuomi as discontinued and presented the investment in Nuomi Inc. separately under the caption “Equity method investment-current” in current assets in the consolidated balance sheets on the basis of its fair value of $63,626 at deconsolidation date and the Company’s share of loss in Nuomi Inc. of $3,118 incurred from October 27 to December 31, 2013.